Our people - Geographical Distribution of staff (Details) - employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Average number of staff	104,808	104,163	132,823
North America
Disclosure of geographical areas [line items]
Average number of staff	21,764	21,524	25,008
United Kingdom
Disclosure of geographical areas [line items]
Average number of staff	10,995	10,670	14,192
Western Continental Europe
Disclosure of geographical areas [line items]
Average number of staff	21,514	21,551	26,973
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Average number of staff	50,535	50,418	66,650